Share Capital and Per Share Amounts - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - $ / shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Weighted average shares outstanding - basic	125,411,000	69,872,000
Weighted average share units outstanding	45,000	627,000
Weighted average anti-dilutive share units	(45,000)
Weighted average shares outstanding - diluted	125,411,000	70,499,000
Basic net income (loss) per share (in Dollars per share)	$ (0.58)	$ 0.23
Diluted net income (loss) per share (in Dollars per share)	$ (0.58)	$ 0.23